Subsequent events (Detail Textuals) - Marketing partner agreement - Sensible Medical Innovations Inc. ("Sensible") $ in Millions	Jan. 28, 2019 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Amount invested for equity stake	$ 10.0
Percentage of equity stake on diluted basis	7.71%